SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events [Text Block]
NOTE 15:-	SUBSEQUENT EVENTS

On February 3, 2022, the Company completed the acquisition of Spectral Cyber Technologies Ltd. (“Spectral”), a privately-held lightning-fast, developer-first cybersecurity solution that acts as a control-plane over source code and other developer assets